Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Total equity excluding non-controlling interests	Called up share capital and share premium		Other equity instruments		Other reserves [2]	Retained earnings	Non-controlling interests
Beginning balance, equity at Dec. 31, 2019	£ 65,660		£ 64,429	£ 4,594	[1]	£ 10,871	[1]	£ 4,760	£ 44,204	£ 1,231
Profit after tax	2,461		2,383			857	[1]	0	1,526	78
Currency translation movements	(473)	[3]	(473)					(473)
Fair value through other comprehensive income reserve	192		192					192
Cash flow hedges	573		573					573
Retirement benefit remeasurements	(111)		(111)						(111)
Own credit reserve	(581)		(581)					(581)
Other	5		5						5
Total comprehensive income for the year	2,066		1,988			857	[1]	(289)	1,420	78
Employee share schemes and hedging thereof	346		346	43	[1]				303
Issue and redemption of other equity instruments	98		256			311	[1]		(55)	(158)
Other equity instruments coupons paid	(857)		(857)			(857)	[1]
Increase in treasury shares	(207)		(207)					(207)
Vesting of shares under employee share schemes	(150)		(150)					197	(347)
Dividends paid	(79)		0						0	(79)
Other reserve movements	5		(8)			(10)	[1]		2	13
Ending balance, equity at Dec. 31, 2020	66,882		65,797	4,637	[1]	11,172	[1]	4,461	45,527	1,085
Profit after tax	7,056		7,009			804	[1]		6,205	47
Currency translation movements	(131)	[3]	(131)					(131)
Fair value through other comprehensive income reserve	(288)		(288)					(288)
Cash flow hedges	(2,428)		(2,428)					(2,428)
Retirement benefit remeasurements	643		643						643
Own credit reserve	(14)		(14)					(14)
Other	0
Total comprehensive income for the year	4,838		4,791			804	[1]	(2,861)	6,848	47
Employee share schemes and hedging thereof	295		295	60	[1]	0			235
Issue and redemption of other equity instruments	1,009		1,084			1,078	[1]		6	(75)
Other equity instruments coupons paid	(804)		(804)			(804)	[1]
Increase in treasury shares	(240)		(240)					(240)
Vesting of shares under employee share schemes	(169)		(169)					241	(410)
Dividends paid	(556)		(512)						(512)	(44)
Repurchase of shares	(1,200)		(1,200)	(161)	[1]	0		161	(1,200)
Other reserve movements	(14)		10	0		9	[1]	8	(7)	(24)
Ending balance, equity at Dec. 31, 2021	70,041		69,052	4,536	[1]	12,259	[1]	1,770	50,487	989
Profit after tax	5,973		5,928			905	[1]		5,023	45
Currency translation movements	2,032	[3]	2,032					2,032
Fair value through other comprehensive income reserve	(1,193)		(1,193)					(1,193)
Cash flow hedges	(6,382)		(6,382)					(6,382)
Retirement benefit remeasurements	(281)		(281)						(281)
Own credit reserve	1,463		1,463					1,463
Other	0
Total comprehensive income for the year	1,612		1,567			905	[1]	(4,080)	4,742	45
Employee share schemes and hedging thereof	546		546	70	[1]	0			476
Issue and redemption of other equity instruments	1,040		1,060			1,032	[1]		28	(20)
Other equity instruments coupons paid	(905)		(905)			(905)	[1]
Disposal of Absa holding	0							(84)	84
Increase in treasury shares	(248)		(248)					(248)
Vesting of shares under employee share schemes	(232)		(232)					253	(485)
Dividends paid	(1,073)		(1,028)						(1,028)	(45)
Repurchase of shares	(1,508)		(1,508)	(233)	[1]	0		233	(1,508)
Own credit realisation	0							(36)	36
Other reserve movements	(13)		(12)	0		(7)	[1]		(5)	(1)
Ending balance, equity at Dec. 31, 2022	£ 69,260		£ 68,292	£ 4,373	[1]	£ 13,284	[1]	£ (2,192)	£ 52,827	£ 968

[1]	For further details refer to Note 28.
[2]	For further details refer to Note 29.
[3]	Includes £1m gain (2021: £26m loss; 2020: £17m gain ) on recycling of currency translation differences to net profit.